UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 18, 2012 to October 15, 2012

Commission File Number of issuing entity: 333-151821-04

JOHN DEERE OWNER TRUST 2011

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-151821

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6233612

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
Suite 600
1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 0.30642% Asset Backed Notes	☐	☐	☒
Class A-2 0.64000% Asset Backed Notes	☐	☐	☒
Class A-3 1.29000% Asset Backed Notes	☐	☐	☒
Class A-4 1.96000% Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 15, 2012, a distribution was made to holders of notes of John Deere Owner Trust 2011.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables, Inc., the depositor of John Deere Owner Trust 2011 (the “Depositor”), and held by John Deere Owner Trust 2011 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 18, 2012 to October 15, 2012.

The Depositor filed its first Form ABS-15G on February 13, 2012. The CIK number of the Depositor is 0000889668.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)                                  The following is a list of documents filed as part of this Report on Form 10-D:

99.1                           Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2011, relating to the October 15, 2012 distribution.

99.2                           Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2011, relating to the October 15, 2012 distribution.

99.3                           Servicer’s Certificate, relating to the October 15, 2012 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: October 25, 2012.	By:	/s/ Gregory R. Noe
		Name:	Gregory R. Noe
		Title:	Secretary

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2011, relating to the October 15, 2012 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2011, relating to the October 15, 2012 distribution.
99.3	Servicer’s Certificate, relating to the October 15, 2012 distribution.